Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
15. COMMITMENTS AND CONTINGENCIES
(a) Capital commitments
As of December 31, 2010, the Group’s commitments related to leasehold improvements, installation of machinery and equipment for the hotel operations amounted to RMB 167,282.
(b) Commitments under operating leases
The Group has entered into lease agreements relating to leased-and-operated hotels that are classified as operating leases.
Future minimum lease payments for non-cancelable operating leases at December 31 are as follows:

	Related party	Non-related party	Total
	RMB	RMB	RMB
2011	2,800	717,527	720,327
2012	2,800	751,318	754,118
2013	2,800	756,710	759,510
2014	2,800	759,802	762,602
2015	2,800	757,912	760,712
Thereafter	3,567	4,683,043	4,686,610

Total	17,567	8,426,312	8,443,879

Rental expenses amounted to RMB 491,724, RMB 585,969 and RMB 644,248 during the years ended December 31, 2008, 2009 and 2010, respectively.
(c) Contingencies
As of December 31, 2010 the Group had no significant outstanding contingencies.